Note 11 - Deposits (Details Textual) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Time Deposits, $250,000 or More	$ 172.6	$ 183.0
Available-for-sale Securities Pledged as Collateral	17.4	28.0
Loans Pledged as Collateral	$ 1.0	$ 1.0